Summary of Significant Accounting Policies (Basic and Diluted EPS Calculation for Continuing Operations) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Income from continuing operations	$ 28	$ 397	$ 507	$ 578	$ 441	$ 384	$ 480	$ 490	$ 1,510	$ 1,795	$ 1,636
Less: Net income attributable to non-controlling interests									20	27	37
Net income attributable to the Company									$ 1,490	$ 1,768	$ 1,599
Basic weighted average common shares outstanding (in shares)									513	519	531
Dilutive effect of potentially issuable common shares (in shares)									6	5	5
Dilutive weighted average common shares outstanding (in shares)									519	524	536
Average stock price used to calculate common stock equivalents (in dollars per share)									$ 77.30	$ 63.51	$ 56.27